Balance Sheets - Vallon - 10-K - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 9
Prepaid expenses and other current assets	303
Total current assets	312
Total assets	383
Current liabilities:
Accounts payable	1,294
Accrued expenses	36
Warrant liability	0
Total current liabilities	1,994
Total liabilities	2,008
Commitments and contingencies (Note 12)
Stockholders' equity (deficit):
Common stock, 0.0001 par value; 250,000,000 shares authorized as of September 30, 2023 and December 31, 2022; 2,956,354 and 999,748 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	0
Additional paid-in-capital	16,871
Accumulated deficit	(18,496)
Total stockholders’ equity (deficit)	(1,625)	$ (4,848)
Total liabilities, mezzanine equity, and stockholders' deficit	383
Vallon Pharmaceuticals, Inc.
Current assets:
Cash and cash equivalents	3,781	3,702
Marketable securities, available-for-sale	0	3,808
Prepaid expenses and other current assets	371	619
Total current assets	4,152	8,129
Other assets	0	206
Total assets	4,152	8,335
Current liabilities:
Accounts payable	977	918
Accrued expenses	711	1,430
Warrant liability	122	0
Other current liabilities	0	97
Total current liabilities	1,810	2,445
Other liabilities	0	72
Total liabilities	1,810	2,517
Commitments and contingencies (Note 12)
Stockholders' equity (deficit):
Common stock, 0.0001 par value; 250,000,000 shares authorized as of September 30, 2023 and December 31, 2022; 2,956,354 and 999,748 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	1	0
Additional paid-in-capital	31,267	27,722
Accumulated other comprehensive loss	0	(2)
Accumulated deficit	(28,926)	(21,902)
Total stockholders’ equity (deficit)	2,342	5,818
Total liabilities, mezzanine equity, and stockholders' deficit	$ 4,152	$ 8,335